Going Concern and Liquidity (Details Narrative) - Gravitics Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents			$ 5,643	$ 183	$ 863
Accumulated deficit			$ 61,833	$ 42,538	$ 30,839
Series A One Redeemable Convertible Preferred Stock [Member]
Number of shares issued	2,240,041	337,540
Stock price per share	$ 4.89	$ 4.89
Gross proceeds	$ 10,900	$ 1,700